Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Income Statement [Abstract]
Net sales	[1]	$ 761,291	$ 534,423	$ 643,469
Cost of sales		599,041	427,491	512,032
Gross profit		162,250	106,932	131,437
Operating expenses:
Research and development		38,160	38,116	43,741
Selling, general, and administrative		66,759	57,495	89,233
Management advisory fees		3,000	4,001	4,030
Restructuring charge		457	1,135	1,143
Total operating expenses		108,376	100,747	138,147
Income (loss) from operations		53,874	6,185	(6,710)
Interest expense, net		(29,204)	(25,575)	(27,560)
Other income (expense), net		(22,551)	1,874	(5,532)
Total other expense		(51,755)	(23,701)	(33,092)
Income (loss) before income taxes		2,119	(17,516)	(39,802)
Provision for income taxes		9,914	2,444	6,649
Net loss		$ (7,795)	$ (19,960)	$ (46,451)
Net loss per share, basic and diluted		$ (0.49)	$ (1.44)	$ (3.36)
Shares used in computing basic and diluted net loss per share		15,785	13,841	13,833

[1]	Includes sales to affiliates of $73,455, $38,817 and $96,996 in fiscal 2017, 2016 and 2015, respectively (see Note 3).